Related Party Transactions - Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Individual and the related expense	$ 36,616		$ (32,583)		$ 23,861		$ 357,349
Grant date fair value of stock options	1,049,898				1,118,296
Braeden Lichti, Non-executive Chairman [Member]
Related Party Transaction [Line Items]
Individual and the related expense	11		(5,355)		2,069		6,563
Grant date fair value of stock options	50,995				50,995
Graydon Bensler, CEO, CFO and Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	11		1,502		2,069		6,563
Grant date fair value of stock options	50,995				50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences [Member]
Related Party Transaction [Line Items]
Individual and the related expense	11	[1]	1,502	[1]	2,069		6,563
Grant date fair value of stock options	50,995	[1]			50,995
im Sayed, Former Chief Medical Officer and Former Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense		[2]	1,502	[2]	(4,291)	[3]	6,563	[3]
Grant date fair value of stock options	50,995	[2]			50,995	[3]
Jeffrey Parry, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	6,428		13,349		22,923		29,855
Grant date fair value of stock options	107,669				107,669
Julie Daley, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	19,592		53,643		82,070		98,613
Grant date fair value of stock options	210,245				210,245
Crystal Muilenburg, Former Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense		[2]	(41,668)	[2]	(41,668)	[3]	82,252	[3]
Grant date fair value of stock options	210,245	[2]			210,245	[3]
George Kovalyov, Director [Member]
Related Party Transaction [Line Items]
Individual and the related expense	10,563		10,308		25,987
Grant date fair value of stock options	52,845				121,243
Brenda Buechler, Former Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Individual and the related expense		[2]	(36,918)	[2]	(36,918)	[3]	62,705	[3]
Grant date fair value of stock options	143,671	[2]			143,671	[3]
Christoph Kraneiss, Former Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Individual and the related expense		[2]	$ (30,448)	[2]	(30,449)	[3]	$ 57,672	[3]
Grant date fair value of stock options	$ 121,243	[2]			$ 121,243	[3]

[1]	143 options of Jordan Plews were cancelled during the three months ended June 30, 2025
[2]	379 options of related parties were forfeited and or cancelled during the year ended December 31, 2024
[3]	379 options of related parties were forfeited in during the year ended December 31, 2024.